(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	R$ 600,775	R$ 979,360
Escrow Deposits	757,370	854,374
Miscellaneous Other Provisions [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	66,401	88,920
Escrow Deposits	1	12
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	235,085	219,314
Labor [Member] | Labor Various [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	235,085	219,314
Escrow Deposits	96,094	103,760
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	53,825	389,823
Escrow Deposits	595,033	650,999
Tax [Member] | Tax Others [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	46,255	195,379
Escrow Deposits	177,369	150,472
Tax [Member] | Tax FINSOCIAL [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks		39,727
Escrow Deposits		99,146
Tax [Member] | Tax Income Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	7,571	154,717
Escrow Deposits	417,664	401,381
Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	245,464	281,304
Civil [Member] | Civil Various [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	245,464	281,304
Escrow Deposits	R$ 66,243	R$ 99,604